[Northwestern Mutual Letterhead]

August 4, 2006

VIA EDGAR

Securities Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Variable Life Account II (“Registrant”)

Form N-6 Registration Statement Under the Securities Act of 1933
(“Securities Act’) Amendment No. 2 Under the Investment Company Act of 1940 (“Investment Company Act”)
File Nos. 333- and 811-21933; CIK No. 0001359314

Dear Commissioners:

On behalf of the above-named Registrant, we are filing herewith one electronically formatted copy of the initial registration statement (“Registration Statement”) under the Securities Act. The filing also constitutes Amendment No. 2 to the Registration Statement under the Investment Company Act.

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering securities in connection with the offer of a new variable universal life insurance policy (“new Policy”) to be issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), the depositor of the Registrant.

The Policy is identical in all material respects to the Northwestern Mutual Custom Variable Universal Life policy described in the prospectus (“existing Policy”) and statement of additional information (“SAI”), included in the Registration Statement (File No. 333-136124), except as discussed below.

As soon as is reasonably practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

Securities and Exchange Commission

August 4, 2006

•	year-end audited financial statements of Northwestern Mutual,

•	any exhibits required by Form N-6 that have not yet been filed, and

•	any disclosure changes made in response to Commission staff’s comments.

2. Request for Selective Review

We respectfully request selective review of the Registration Statement, pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”).

The Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” We would appreciate receiving prompt communication from the staff regarding the review it will accord this filing.

(a)	Similarities to Existing Policy

In support of our request, we respectfully note that the new Policy is identical in all material respects to the existing Policy, except as noted below. Accordingly, we respectfully submit that to the extent the Commission staff has reviewed, or will review, the existing Policy, it is already, or will be, familiar with features of the new Policy.

(b)	Primary Differences with Existing Policy

Pursuant to the Release, we note that the primary differences between the new Policy and the existing Policy relate to the pricing of the product. These differences include:

•	a higher sales load, and
•	generally lower periodic charges (other than portfolio operating expenses).

The new Policy also has or provides:

•	a death benefit payable on the death of the second insured,
•	no death benefit guarantee,
•	no payment of selected monthly premium upon total disability or payment of specified monthly charges upon total disability waivers, and

•	no additional purchase benefit.

Securities and Exchange Commission

August 4, 2006

3. Timetable for Effectiveness

We would greatly appreciate the Commission staff’s efforts in processing the Registration Statement so that the Commission may declare it effective on or before November 30, 2006. At the appropriate time, Registrant, through the undersigned, will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

To facilitate the Commission staff’s review of the Registration statement, we will provide to the staff, under separate cover, copies of the prospectus and SAI contained in the Registration Statement marked to show changes from the prospectus and SAI describing the existing Policy contained in Registration Statement (File No. 333-136124).

* * * * * * *

Please direct any question or comment to me at (414) 665-2092 or to John E. Dunn, Esq. at (414) 665-5443.

Respectfully,

/s/ TERRY R. YOUNG

Terry R. Young

Assistant Counsel &

Assistant Secretary

cc:	John E. Dunn,
Vice President & Investment Products
and Services Counsel